Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2012	2011
Current portion of provision for warranty costs	666	651
Value added tax payable	326	342
Accruals for social expenses	386	278
Conditional government subsidies	341	519
Retirement indemnities	39	94
Accrued interests	139	183
Others	373	262
Total	2,270	2,329
Less non current portion of Conditional government subsidies	(341)	(341)
Current portion	1,928	1,988

Schedule of changes in warranty costs provision [Table Text Block]
	December 31,
	2012	2011
Beginning of year	1,287	1,402
Amount used during the year	(694)	(477)
New warranty expenses	469	362
End of year	1,062	1,287
Less current portion	(666)	(651)
Long term portion	396	636